Restricted cash (Tables)	12 Months Ended
Dec. 31, 2023
Restricted Cash and Investments [Abstract]
Schedule of restricted cash
Restricted cash consists of the following:

(In $ millions)	December 31, 2023	December 31, 2022

Cash held in escrow	23	23
Demand deposit pledged as collateral for tax related guarantee (1)	—	74
Accounts pledged as collateral for performance bonds and similar guarantees	—	10
Other	8	11
Total restricted cash	31	118
(1) The guarantee was replaced during the year with a new guarantee not requiring cash collateral. Please refer to Note 29 – "Commitments and contingencies" for further details.
Restricted cash is presented in our Consolidated Balance Sheets as follows:

(In $ millions)	December 31, 2023	December 31, 2022

Current restricted cash	31	44
Non-current restricted cash	—	74
Total restricted cash	31	118